iShares
®
U.S. Power Infrastructure ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  0 .1%
Insteel Industries, Inc. ...................... 9,920 $ 299,584
a
Construction & Engineering  —  8 .5%
MYR Group, Inc.
(a)
........................ 7,940 3,973,176
Quanta Services, Inc. ...................... 36,100 25,993,444
Valmont Industries, Inc. ..................... 9,911 5,724,594
35,691,214
a
Electric Utilities  —  34 .0%
Alliant Energy Corp. ....................... 39,512 3,014,371
American Electric Power Co., Inc. .............. 83,258 11,390,527
Constellation Energy Corp. .................. 48,921 12,150,509
Duke Energy Corp. ....................... 119,294 15,100,235
Edison International ....................... 58,882 4,383,765
Entergy Corp. ........................... 70,063 8,047,436
Evergy, Inc. ............................. 35,266 3,048,040
Eversource Energy ....................... 57,538 4,158,271
Exelon Corp. ............................ 156,571 7,299,340
FirstEnergy Corp. ........................ 79,659 3,786,989
IDACORP, Inc. .......................... 8,474 1,282,116
MGE Energy, Inc. ......................... 5,772 470,649
NextEra Energy, Inc. ...................... 276,102 24,233,473
NRG Energy, Inc. ......................... 32,277 4,714,379
OGE Energy Corp. ........................ 31,578 1,536,585
PG&E Corp. ............................ 337,015 5,668,592
Pinnacle West Capital Corp. ................. 18,531 1,982,817
Portland General Electric Co. ................. 17,710 917,909
PPL Corp. ............................. 115,123 4,184,721
Southern Co. (The) ....................... 172,518 16,511,698
TXNM Energy, Inc. ........................ 15,232 864,873
Xcel Energy, Inc. ......................... 95,528 7,670,898
142,418,193
a
Electrical Equipment  —  27 .1%
Eaton Corp. PLC ......................... 62,584 26,668,294
EnerSys ............................... 18,800 4,395,816
GE Vernova, Inc. ......................... 27,098 31,836,356
Generac Holdings, Inc.
(a)
.................... 30,051 8,799,233
Hubbell, Inc. , Class B ...................... 26,960 14,105,472
Nextpower, Inc. , Class A
(a)
................... 75,789 9,029,502
nVent Electric PLC ........................ 82,560 14,003,002
Powell Industries, Inc. ...................... 14,501 4,152,506
Sunrun, Inc.
(a)
........................... 36,494 488,290
113,478,471
a
Electronic Equipment, Instruments & Components  —  0 .5%
Itron, Inc.
(a)
............................. 22,628 1,958,001
a
Independent Power and Renewable Electricity Producers  —  3 .2%
AES Corp. (The) ......................... 109,125 1,599,773
Clearway Energy, Inc. , Class C ............... 18,528 633,287
Ormat Technologies, Inc. .................... 9,398 1,023,442
Talen Energy Corp.
(a)
...................... 6,944 2,668,301
Vistra Corp. ............................ 48,492 7,692,286
13,617,089
a
Metals & Mining  —  0 .8%
Alpha Metallurgical Resources, Inc.
(a)
........... 5,449 898,758
SunCoke Energy, Inc. ...................... 43,313 348,670
Warrior Met Coal, Inc. ...................... 26,941 2,186,531
3,433,959
a
Security Shares Value
a
Multi-Utilities  —  11 .1%
Ameren Corp. ........................... 42,350 $ 4,787,244
Avista Corp. ............................ 12,644 517,266
CenterPoint Energy, Inc. .................... 100,099 4,408,360
CMS Energy Corp. ........................ 47,265 3,615,772
Consolidated Edison, Inc. ................... 56,380 6,237,319
Dominion Energy, Inc. ...................... 134,577 9,190,263
DTE Energy Co. ......................... 31,834 4,850,547
Northwestern Energy Group, Inc. .............. 9,406 673,658
Public Service Enterprise Group, Inc. ........... 76,258 6,189,099
Unitil Corp. ............................. 2,750 144,898
WEC Energy Group, Inc. .................... 49,845 5,820,401
46,434,827
a
Oil, Gas & Consumable Fuels  —  10 .2%
Antero Resources Corp.
(a)
................... 150,256 5,279,996
CNX Resources Corp.
(a)
.................... 72,215 2,450,255
Comstock Resources, Inc.
(a)
.................. 40,466 603,753
Core Natural Resources, Inc. ................. 25,720 2,058,115
EQT Corp. ............................. 319,320 16,978,244
Expand Energy Corp. ...................... 122,132 11,137,217
Range Resources Corp. .................... 120,275 4,473,027
Rosneft Oil Co. PJSC
(a) (b)
.................... 47,821 6
Sugih Energy Tbk PT
(a) (b)
.................... 206,700 —
42,980,613
a
Semiconductors & Semiconductor Equipment  —  4 .3%
Enphase Energy, Inc.
(a)
..................... 67,282 3,312,966
First Solar, Inc.
(a)
......................... 54,842 12,940,518
SolarEdge Technologies, Inc.
(a)
................ 31,040 1,813,977
18,067,461
a
Total Long-Term Investments — 99.8%
(Cost: $ 395,188,671 ) ................................ 418,379,412
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 1,016,449 1,016,449
a
Total Short-Term Securities — 0.2%
(Cost: $ 1,016,449 ) .................................. 1,016,449
Total Investments — 100.0%
(Cost: $ 396,205,120 ) ................................ 419,395,861
Other Assets Less Liabilities — 0 .0% ..................... 146,136
Net Assets — 100.0% ................................. $ 419,541,997
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Power Infrastructure ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 2,721,037  $ —  $ (2,722,362)
(b)
$ 1,325  $ —  $ —  —  $ 1,727
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 314,434  702,015
(b)
—  —  —  1,016,449  1,016,449  3,901  —
$ —  $ 1,325  $ —
$ 1,016,449
$ 5,628  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 2 09/18/26 $ 225 $ (3,844)
E-Mini Utilities Select Sector Index ......................................................... 7 09/18/26 645 14,255
$ 10,411

iShares
®
U.S. Power Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 418,379,406  $ —  $ 6  $ 418,379,412
Short-Term Securities
Money Market Funds ...................................... 1,016,449  —  —  1,016,449
$ 419,395,855  $ —  $ 6  $ 419,395,861
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 14,255  $ —  $ —  $ 14,255
Liabilities
Equity Contracts ........................................... (3,844) —  —  (3,844)
$ 10,411  $ —  $ —  $ 10,411
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)